MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 25, 2015 to the Statement of Additional Information (“SAI”) of the Fund dated May 1, 2015 as supplemented August 3, 2015, September 16, 2015, and November 17, 2015

International Series – Class I and S	Dynamic Opportunities Series – Class I and S
World Opportunities Series – Class A	Equity Income Series – Class I and S
High Yield Bond Series – Class I and S	Focused Opportunities Series – Class I and S
Global Fixed Income Series – Class I and S	Diversified Tax Exempt Series
Unconstrained Bond Series – Class I and S	New York Tax Exempt Series
Real Estate Series – Class I and S	Ohio Tax Exempt Series
Emerging Markets Series – Class I and S	Strategic Income Conservative Series – Class I and S
Strategic Income Moderate Series – Class I and S

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Manning & Napier Advisors, LLC (the “Advisor”) has made several changes to the roles and responsibilities of its investment professionals. Accordingly, the SAI is hereby supplemented and revised as follows:

1.	The information with respect to Robert Crawford, Jeffrey W. Donlon, Ajay M. Sadarangani and Marc Tommasi in the “Portfolio Managers” table is hereby deleted and replaced with the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Global Strategies Group	Member of International Series and World Opportunities Series Portfolio Management Teams	None	Between $100,001 and $500,000

Michele Panzeri, CFA, Junior Analyst*	Member of Dynamic Opportunities Series Portfolio Management Team	None	Between $1 and $10,000

Ajay M. Sadarangani, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of World Opportunities Series Portfolio Management Team	None	Between $100,001 and $500,000

Marc Tommasi, Co-Head of Global Equities, Co-Chief Investment Strategist	Member of World Opportunities Series Portfolio Management Team	None	Over $1,000,000

*	Holdings information as of September 30, 2015

2.	The information with respect to Robert Crawford in the first “Management of Other Portfolios” table is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Michele Panzeri**	7	$7,417,140,939	7	$6,101,895,947	7,355	$19,092,517,285

*	At times assets of the Other Accounts in column 3 may be invested in series of the Fund.
**	Information as of September 30, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1231 2 Nov 2015

2